Statement of Operations (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended	19 Months Ended
	Dec. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2011
General and Administrative Expenses
Accounting Fees	$ 0	$ 1,500	$ 0	$ 3,000	$ 0	$ 500	$ 500	$ 3,500
Audit & Tax Fees	0	2,300	0	10,150	0	29,322	29,322	39,472
Bank Fees	67	73	81	(121)	58	527	594	473
Consulting Fees	0	5,000	1,500	5,000	1,500	1,500	1,500	6,500
Filing and Transfer Agent Fees	0	6,024	0	7,527	0	6,091	6,091	13,618
License and Permit Fees	325	0	0	0	119	732	1,057	1,057
Legal Fees	767	6,553	3,651	8,743	3,651	24,375	25,142	33,885
Web domain Expense	20	10	0	10	0	0	20	30
Total General and Administrative Expenses	1,179	21,460	5,232	34,309	5,328	63,047	64,226	98,535
(Loss) before other expense	(1,179)	(21,460)	(5,232)	(34,309)	(5,328)	(63,047)	(64,226)	(98,535)
Other Expense
Amortization Expense		499	0	499	0			499
Interest Expense	0	1,644	0	3,270	0	3,009	3,009	6,279
Total Other Expense		2,143	0	3,769	0			6,778
Net (Loss) and Comprehensive (Loss) for the Period	(1,179)	(23,603)	(5,232)	(38,078)	(5,328)	(66,056)	(67,235)	(105,313)
Basic and Diluted Net (Loss) per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - Basic and Diluted	16,000,000	24,000,100	18,000,100	22,176,896	17,093,977	17,545,283
Online Disruptive Technologies Inc. [Member]
General and Administrative Expenses
Bank Fees	97
License and Permit Fees	325
Legal Fees	2,741
Total General and Administrative Expenses	3,163
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	(3,163)
Basic and Diluted Net (Loss) per Common Share	$ (0.02)
Weighted average number of common shares outstanding - Basic and Diluted	133,433
Relationshipscoreboard.com Entertainment Inc. [Member]
General and Administrative Expenses
Bank Fees	67
License and Permit Fees	325
Legal Fees	767
Web domain Expense	20
Total General and Administrative Expenses	1,179
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	$ (1,179)
Basic and Diluted Net (Loss) per Common Share	$ 0.00
Weighted average number of common shares outstanding - Basic and Diluted	939,172